SHORT-TERM DEBT AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2020
SHORT-TERM DEBT AND LONG-TERM DEBT
SHORT-TERM DEBT AND LONG-TERM DEBT

NOTE 15 – SHORT-TERM DEBT AND LONG-TERM DEBT

Short-term debt and long-term debt are as follows:

	Annual charges (*)	2020	2019
Working capital	3.44%	1,178,557	107,312
Financing of property, plant and equipment and others	3.27%	333,797	843,099
Ten/Thirty Year Bonds	5.41%	13,100,580	12,188,412
Total Loans and Financing		14,612,934	13,138,823
Current		1,424,043	1,544,211
Non-current		13,188,891	11,594,612

Principal amount of loans and Financing		14,413,188	12,958,565
Interest accrued of loans and Financing		199,746	180,258
Total		14,612,934	13,138,823

(*)Weighted average effective interest costs on December 31, 2020, which represents total of 5.34%.

Loans and financing denominated in Brazilian reais are indexed to fixed rates or CDI (Interbank Deposit Certificate).

Summary of loans and financing by currency:

	2020	2019
Brazilian Real (BRL)	1,245,988	111,492
U.S. Dollar (USD)	13,366,946	12,960,521
Other currencies	-	66,810
	14,612,934	13,138,823

The amortization schedules of long-term loans and financing are as follows:

	2020	2019
2021	-	1,221,361
2022	5,210	105,137
2023	2,108,324	1,243,774
2024	1,813,225	1,531,163
2025	682,422	1,642,664
2026 on	8,579,710	5,850,513
	13,188,891	11,594,612

a) Credit Lines

In October 2019, the Company completed the renewal of the Global Credit Line in the total amount of US$ 800 million (equivalent to R$ 4,157 million as of December 31, 2020). The transaction aims to provide liquidity to subsidiaries in North America and Latin America, including Brazil. The companies Gerdau S.A., Gerdau Açominas S.A. and Gerdau Aços Longos S.A. provide guarantee for this transaction, which matures in October 2024. As of December 31, 2020, the outstanding balance of this credit facility was US$ 40 million (equivalent to R$  207 million as of December 31, 2020).

b) Main funding in 2020

During the 4th quarter of 2020, the subsidiaries Gerdau Aços Longos and Gerdau Açominas obtained long-term working capital loans in BRL from top-tier institutions. The proceeds were used to settle the bond repurchase offer, which totaled principal amount of US$ 300 million. As of December 31, 2020, the outstanding balance related to these bilateral operations is R$ 1,175 million.